UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 69.2%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 3.2%
19,550	Starwood Hotels & Resorts Worldwide Inc.	$1,230,868
45,800	Yum! Brands Inc.	1,467,432

	Total Hotels, Restaurants & Leisure	2,698,300

Media - 0.3%
6,800	Focus Media Holding Ltd., ADR *	280,908

Multiline Retail - 1.5%
36,250	Macy’s Inc.	1,307,538

Textiles, Apparel & Luxury Goods - 1.7%
16,550	V.F. Corp.	1,419,824

	TOTAL CONSUMER DISCRETIONARY	5,706,570

CONSUMER STAPLES - 7.0%
Beverages - 1.8%
23,800	PepsiCo Inc.	1,561,756

Food & Staples Retailing - 3.1%
42,850	CVS Corp.	1,507,891
36,400	Sysco Corp.	1,160,432

	Total Food & Staples Retailing	2,668,323

Household Products - 2.1%
28,087	Procter & Gamble Co.	1,737,462

	TOTAL CONSUMER STAPLES	5,967,541

ENERGY - 6.5%
Energy Equipment & Services - 2.1%
32,450	Grant Prideco Inc. *	1,820,445

Oil, Gas & Consumable Fuels - 4.4%
21,200	Apache Corp.	1,713,808
28,626	BP PLC, ADR	1,986,644

	Total Oil, Gas & Consumable Fuels	3,700,452

	TOTAL ENERGY	5,520,897

FINANCIALS - 12.9%
Capital Markets - 4.9%
27,750	American Capital Strategies Ltd.	1,053,668
49,250	E*TRADE Financial Corp. *	912,110
4,350	Goldman Sachs Group Inc.	819,279
27,200	T. Rowe Price Group Inc.	1,417,936

	Total Capital Markets	4,202,993

Commercial Banks - 1.4%
35,700	Wells Fargo & Co.	1,205,589

Consumer Finance - 1.1%
13,550	Capital One Financial Corp.	958,798

Diversified Financial Services - 2.7%
26,701	Bank of America Corp.	1,266,161
12,800	NYSE Euronext	985,856

	Total Diversified Financial Services	2,252,017

Insurance - 2.8%
16,760	American International Group Inc.	1,075,657
18,400	Arch Capital Group Ltd. *	1,281,744

	Total Insurance	2,357,401

	TOTAL FINANCIALS	10,976,798

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
HEALTH CARE - 10.3%
Biotechnology - 2.9%
23,250	Amgen Inc. *	$1,249,455
32,200	Gilead Sciences Inc. *	1,198,806

	Total Biotechnology	2,448,261

Health Care Equipment & Supplies - 3.2%
25,150	Stryker Corp.	1,570,115
15,100	Zimmer Holdings Inc. *	1,174,176

	Total Health Care Equipment & Supplies	2,744,291

Health Care Providers & Services - 4.2%
14,700	Aetna Inc.	706,629
29,900	Express Scripts Inc. *	1,498,887
26,000	Pediatrix Medical Group Inc. *	1,402,960

	Total Health Care Providers & Services	3,608,476

	TOTAL HEALTH CARE	8,801,028

INDUSTRIALS - 7.4%
Air Freight & Logistics - 1.4%
15,350	United Parcel Service Inc., Class B Shares	1,162,302

Commercial Services & Supplies - 2.4%
12,400	Covanta Holding Corp. *	281,232
54,750	Republic Services Inc.	1,749,262

	Total Commercial Services & Supplies	2,030,494

Electrical Equipment - 1.7%
30,340	Emerson Electric Co.	1,428,104

Machinery - 1.9%
13,700	Deere & Co.	1,649,754

	TOTAL INDUSTRIALS	6,270,654

INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 3.0%
51,400	Cisco Systems Inc. *	1,485,974
35,192	Juniper Networks Inc. *	1,054,352

	Total Communications Equipment	2,540,326

IT Services - 1.6%
32,600	Accenture Ltd., Class A Shares	1,373,438

Semiconductors & Semiconductor Equipment - 3.9%
36,300	Broadcom Corp., Class A Shares *	1,191,003
29,350	Linear Technology Corp.	1,046,327
61,750	Marvell Technology Group Ltd. *	1,111,500

	Total Semiconductors & Semiconductor Equipment	3,348,830

Software - 2.3%
30,050	Amdocs Ltd. *	1,087,510
46,100	Oracle Corp. *	881,432

	Total Software	1,968,942

	TOTAL INFORMATION TECHNOLOGY	9,231,536

MATERIALS - 3.5%
Chemicals - 2.4%
10,400	Air Products & Chemicals Inc.	898,248
14,250	Potash Corp. of Saskatchewan Inc.	1,150,545

	Total Chemicals	2,048,793

Construction Materials - 1.1%
6,600	Martin Marietta Materials Inc.	904,200

	TOTAL MATERIALS	2,952,993

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 3.1%
Wireless Telecommunication Services - 3.1%
12,300	America Movil SA de CV, Series L Shares, ADR	$737,449
28,750	American Tower Corp., Class A Shares *	1,197,725
36,800	Sprint Nextel Corp.	755,504

	TOTAL TELECOMMUNICATION SERVICES	2,690,678

UTILITIES - 1.0%
Electric Utilities - 1.0%
11,800	Exelon Corp.	827,770

	TOTAL COMMON STOCKS (Cost - $54,120,987)	58,946,465

FACE AMOUNT
CORPORATE BONDS & NOTES - 5.4%
Capital Markets - 0.6%
$243,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	241,891
250,000	Morgan Stanley, Notes, 5.300% due 3/1/13	245,642

	Total Capital Markets	487,533

Chemicals - 0.2%
200,000	Potash Corp. of Saskatchewan Inc., Notes, 5.875% due 12/1/36	187,385

Commercial Banks - 0.6%
275,000	CIT Group Inc., Senior Notes, 4.750% due 12/15/10	267,143
250,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	259,021

	Total Commercial Banks	526,164

Consumer Finance - 0.8%
800,000	SLM Corp., Medium-Term Notes, Series A, 5.000% due 10/1/13	686,724

Diversified Financial Services - 1.7%
325,000	American General Finance Corp., Notes, 3.875% due 10/1/09	316,712
250,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	245,600
325,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	328,151
325,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	328,266
200,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, Series C, 8.000% due 3/1/32	242,173

	Total Diversified Financial Services	1,460,902

Insurance - 0.3%
200,000	Genworth Financial Inc., Notes, 6.500% due 6/15/34	204,019

Media - 0.2%
200,000	Comcast Corp., Bonds, Class A, 5.650% due 6/15/35	171,604

Oil, Gas & Consumable Fuels - 0.7%
275,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	271,041
300,000	Burlington Resources Finance Co., Notes, 6.500% due 12/1/11	312,615

	Total Oil, Gas & Consumable Fuels	583,656

Specialty Retail - 0.3%
275,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	270,912

	TOTAL CORPORATE BONDS & NOTES (Cost - $4,698,210)	4,578,899

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
ASSET-BACKED SECURITY - 0.1%
Automobiles - 0.1%
$114,498	Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2, 3.200% due 5/15/12 (Cost - $111,735)	$112,160

MORTGAGE-BACKED SECURITIES - 6.5%
FHLMC - 1.8%
	Federal Home Loan Mortgage Corp. (FHLMC) Gold:
1,433,571	5.000% due 7/1/35-6/1/36	1,348,000
155,736	7.500% due 8/1/36	161,013

	TOTAL FHLMC	1,509,013

FNMA - 4.7%
	Federal National Mortgage Association (FNMA):
461,689	5.000% due 5/1/18	450,322
1,328,218	6.000% due 6/1/22-5/1/37	1,317,890
1,880,391	5.500% due 6/1/36	1,817,312
411,246	6.500% due 2/1/37	415,510

	TOTAL FNMA	4,001,034

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,543,545)	5,510,047

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.1%
U.S. Government Agencies - 5.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
242,000	6.250% due 7/15/32	264,916
1,155,000	Notes, 7.000% due 3/15/10	1,212,332
	Federal National Mortgage Association (FNMA):
745,000	Bonds, 6.625% due 11/15/30	848,363
	Notes:
558,000	4.625% due 10/15/13	542,758
975,000	5.000% due 4/15/15	960,253
586,000	4.875% due 12/15/16	565,811

	Total U.S. Government Agencies	4,394,433

U.S. Government Obligation - 8.9%
1,257,000	U.S. Treasury Bonds, 6.000% due 2/15/26	1,404,895
	U.S. Treasury Notes:
1,115,000	6.125% due 8/15/07	1,115,698
950,000	6.000% due 8/15/09	976,274
3,257,000	4.000% due 3/15/10	3,214,255
75,000	4.875% due 2/15/12	75,967
835,000	4.250% due 11/15/14	811,125

	Total U.S. Government Obligations	7,598,214

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,077,895)	11,992,647

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $76,552,372)	81,140,218

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 5.6%
Repurchase Agreement - 5.6%
$4,764,771	Interest in $4,925,000 joint tri-party repurchase agreement dated 7/31/07 with Banc of America Securities LLC, 5.240% due 8/1/07; Proceeds at maturity - $4,765,465; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/26/07; Market value - $4,860,066) (Cost - $4,764,771)	$4,764,771

	TOTAL INVESTMENTS - 100.9% (Cost - $81,317,143#)	85,904,989
	Liabilities in Excess of Other Assets - (0.9)%	(751,564)

	TOTAL NET ASSETS - 100.0%	$85,153,425

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Social Awareness Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc., a Maryland Corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,977,830
Gross unrealized depreciation	(2,389,984)

Net unrealized appreciation	$4,587,846

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2007